Related party transactions - Summary Of Movement Of Allowance For Credit Losses On Amounts Due From Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Due From Related Parties Allowance For Credit Losses [Abstract]
Beginning balance	¥ 846,266	¥ 858,618
Charge-offs	(1,967)	(2,736)
(Reversal)/Addition, net	1,575	(6,743)
Foreign currency exchange differences	11,337	(2,873)
Ending balance	¥ 857,211	¥ 846,266